Note 4 - Acquisitions - Acquisitions Details (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current assets, excluding cash	$ 44,190	$ 38,215
Non-current assets	49,817	18,958
Current liabilities	95,844	20,006
Long-term liabilities	82,920	18,106
Net identifiable assets acquired	(84,757)	19,061
Cash consideration, net of cash acquired	1,007,297	60,832
Acquisition date fair value of contingent consideration	57,600	1,850
Total purchase consideration	1,064,897	62,682
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	714,775
Goodwill (note 12)	936,122	22,491
Redeemable non-controlling interest (note 18)	501,243
Acquired intangible assets (note 11)		21,130
Actual from acquired entities, Revenues	201,750
Actual from acquired entities, Net earnings from continuing operations	26,773
Supplemental pro forma revenues (unaudited), Revenues	4,658,196	4,526,317
Supplemental pro forma net earnings (unaudited), Net earnings from continuing operations	219,243	$ (295,964)
Basalt Infrastructure Partners LLP [Member]
Current assets, excluding cash	1,203
Non-current assets	2,692
Current liabilities	20,574
Long-term liabilities	5,151
Net identifiable assets acquired	(21,830)
Cash consideration, net of cash acquired	277,596
Acquisition date fair value of contingent consideration	12,824
Total purchase consideration	290,420
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	165,000
Goodwill (note 12)	251,525
Redeemable non-controlling interest (note 18)	104,275
Rockwood Capital, LLC [Member]
Current assets, excluding cash	2,091
Non-current assets	11,943
Current liabilities	22,600
Long-term liabilities	9,029
Net identifiable assets acquired	(17,595)
Cash consideration, net of cash acquired	174,219
Acquisition date fair value of contingent consideration	6,397
Total purchase consideration	180,616
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	108,100
Goodwill (note 12)	198,879
Redeemable non-controlling interest (note 18)	108,768
Versus Capital [Member]
Current assets, excluding cash	3,160
Non-current assets	3,854
Current liabilities	5,309
Long-term liabilities	2,310
Net identifiable assets acquired	(605)
Cash consideration, net of cash acquired	346,205
Acquisition date fair value of contingent consideration	0
Total purchase consideration	346,205
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	218,800
Goodwill (note 12)	249,058
Redeemable non-controlling interest (note 18)	121,048
Other Acquisitions [Member]
Current assets, excluding cash	37,736
Non-current assets	31,328
Current liabilities	47,361
Long-term liabilities	66,430
Net identifiable assets acquired	(44,727)
Cash consideration, net of cash acquired	209,277
Acquisition date fair value of contingent consideration	38,379
Total purchase consideration	247,656
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	222,875
Goodwill (note 12)	236,660
Redeemable non-controlling interest (note 18)	$ 167,152